Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A, Class B, Class C, Institutional, Service and Class IR Shares of the

Goldman Sachs International Small Cap Fund

(the “Fund”)

Supplement dated June 16, 2014 to the

Summary Prospectus and Prospectus dated February 28, 2014 (the “Summary Prospectus” and “Prospectus,” respectively)

Goldman Sachs Asset Management International, the Fund’s Investment Adviser, has agreed to waive an additional portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage rate of the Fund’s average daily net assets.

Effective as of the close of business on June 30, 2014, the Fund’s Summary Prospectus and Prospectus are revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Fees and Expenses of the Fund” section of the Summary Prospectus and the “Goldman Sachs International Small Cap Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class B		Class C		Institutional		Service	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%		1.10%		1.10%		1.10%		1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None
Other Expenses[2]	0.53%		0.53%		0.53%		0.36%		0.88%	0.52%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
All Other Expenses	0.53%		0.53%		0.53%		0.36%		0.38%	0.52%
Total Annual Fund Operating Expenses	1.88%		2.63%		2.63%		1.46%		1.98%	1.62%
Fee Waiver and Expense Limitation[3]	(0.50)%		(0.50)%		(0.50)%		(0.48)%		(0.50)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.38%		2.13%		2.13%		0.98%		1.48%	1.13%

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]
The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.034% of the Fund’s average daily net assets. These arrangements will remain in effect through at least June 30, 2015, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

[4]	The “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” of the Fund have been restated to reflect current fees.

The “Expense Example” section of the Summary Prospectus and the “Goldman Sachs International Small Cap Fund—Summary—Expense Example” section of the Prospectus are replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$1,063	$1,466	$2,591
Class B Shares
– Assuming complete redemption at end of period	$716	$1,070	$1,551	$2,744
– Assuming no redemption	$216	$770	$1,351	$2,744
Class C Shares
– Assuming complete redemption at end of period	$316	$770	$1,351	$2,927
– Assuming no redemption	$216	$770	$1,351	$2,927
Institutional Shares	$100	$415	$752	$1,705
Service Shares	$151	$573	$1,021	$2,266
Class IR Shares	$115	$463	$835	$1,881

Goldman Sachs International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A, Class B, Class C, Institutional, Service and Class IR Shares of the

Goldman Sachs International Small Cap Fund

(the “Fund”)

Supplement dated June 16, 2014 to the

Summary Prospectus and Prospectus dated February 28, 2014 (the “Summary Prospectus” and “Prospectus,” respectively)

Goldman Sachs Asset Management International, the Fund’s Investment Adviser, has agreed to waive an additional portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage rate of the Fund’s average daily net assets.

Effective as of the close of business on June 30, 2014, the Fund’s Summary Prospectus and Prospectus are revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Fees and Expenses of the Fund” section of the Summary Prospectus and the “Goldman Sachs International Small Cap Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class B		Class C		Institutional		Service	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%		1.10%		1.10%		1.10%		1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None
Other Expenses[2]	0.53%		0.53%		0.53%		0.36%		0.88%	0.52%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
All Other Expenses	0.53%		0.53%		0.53%		0.36%		0.38%	0.52%
Total Annual Fund Operating Expenses	1.88%		2.63%		2.63%		1.46%		1.98%	1.62%
Fee Waiver and Expense Limitation[3]	(0.50)%		(0.50)%		(0.50)%		(0.48)%		(0.50)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.38%		2.13%		2.13%		0.98%		1.48%	1.13%

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]
The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.034% of the Fund’s average daily net assets. These arrangements will remain in effect through at least June 30, 2015, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

[4]	The “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” of the Fund have been restated to reflect current fees.

The “Expense Example” section of the Summary Prospectus and the “Goldman Sachs International Small Cap Fund—Summary—Expense Example” section of the Prospectus are replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$1,063	$1,466	$2,591
Class B Shares
– Assuming complete redemption at end of period	$716	$1,070	$1,551	$2,744
– Assuming no redemption	$216	$770	$1,351	$2,744
Class C Shares
– Assuming complete redemption at end of period	$316	$770	$1,351	$2,927
– Assuming no redemption	$216	$770	$1,351	$2,927
Institutional Shares	$100	$415	$752	$1,705
Service Shares	$151	$573	$1,021	$2,266
Class IR Shares	$115	$463	$835	$1,881

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” of the Fund have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs International Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.38%	[3]
1 Year	rr_ExpenseExampleYear01	$ 683
3 Years	rr_ExpenseExampleYear03	1,063
5 Years	rr_ExpenseExampleYear05	1,466
10 Years	rr_ExpenseExampleYear10	2,591
Goldman Sachs International Small Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.13%	[3]
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	1,070
5 Years	rr_ExpenseExampleYear05	1,551
10 Years	rr_ExpenseExampleYear10	2,744
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,351
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,744
Goldman Sachs International Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.13%	[3]
1 Year	rr_ExpenseExampleYear01	316
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,351
10 Years	rr_ExpenseExampleYear10	2,927
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,351
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,927
Goldman Sachs International Small Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.98%	[3]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	1,705
Goldman Sachs International Small Cap Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.48%	[3]
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,266
Goldman Sachs International Small Cap Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.13%	[3]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	463
5 Years	rr_ExpenseExampleYear05	835
10 Years	rr_ExpenseExampleYear10	$ 1,881

[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.034% of the Fund's average daily net assets. These arrangements will remain in effect through at least June 30, 2015, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	The "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" of the Fund have been restated to reflect current fees.